Acquisitions and Divestitures - Summary of Fair Value of Identifiable Net Assets at Acquisition Date, Banco Dominican dei Progreso, Dominican Republic (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Mar. 01, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition	$ 9,631		$ 10,007	$ 7,243
Deferred tax liability	$ (56)		$ (493)
Banco Dominicano del Progreso, Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Total net assets acquired		$ 176
Goodwill arising on acquisition		271
Deferred tax liability		(3)
Non-controlling interest		(4)
Total purchase consideration transferred		$ 440